Warrants	12 Months Ended
Dec. 31, 2011
Warrants [Abstract]
Warrants

16. Warrants

Share purchase warrants outstanding as at December 31, 2011:

Number of		Amount	Exercise
warrants (i)		($)	price	Expiry date
			C$
29,694	(ii)	10,675	1.82	January 21, 2012
782,250	(iv)	531,345	1.50	July 6, 2012
84,052	(iii),(iv),(ix)	77,366	1.15	July 19, 2012
382,241	(v), (ix)	344,329	1.25	November 30, 2012
28,507	(v), (ix)	43,409	1.00	November 30, 2012
3,000,000	(vi)	3,223,864	1.00	December 15, 2012
372,259	(vii)	337,706	1.25	December 17, 2012
4,937	(vii)	7,555	1.00	December 17, 2012
1,000,000	(viii)	1,088,163	1.00	January 31, 2013
5,683,940		5,664,412

(i) Each share purchase Warrant entitles the holder to acquire one common share of the Company upon the payment of the exercise price as indicated.

Warrants granted are exercisable at the holder’s option once any required holding periods expire. There are no conditions whereby the Company would have to settle the warrants in cash.

(ii) On January 15, 2010, the Company entered into two corporate loan agreements totaling $2,500,000. Pursuant to the loan the Company granted 98,980 Finder’s Warrants to PI Financial Corp., who acted as an advisor on the loan, exercisable into common shares at any time before January 21, 2012 with an exercise price of C$1.82 per share. Included in total issuance costs is a cash commission to PI Financial Corp. equal to 7% of the loan amount.

(iii) On June 30, 2010, the Company entered into a corporate loan agreement totaling $2,000,000. Pursuant to the loan the Company granted 129,772 Finder’s Warrants to PI Financial Corp., who acted as an advisor on the loan, exercisable into common shares at any time before July 19, 2012 with an exercise price of C$1.15 per share. Included in total issuance costs is a cash commission to PI Financial Corp. equal to 7% of the loan amount.

(iv) In July 2010, the Company closed two brokered private placements of 1,028,800 Units and 1,564,500 Units at a price of C$1.10 per Unit for total gross proceeds of C$2,852,630. Each Unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.50 per share after the hold period expires on October 31, 2010 and November 6, 2010 respectively and at any time on or prior to the close of business on June 30, 2012 and July 6, 2012 respectively. The Company also granted 181,531 Broker’s warrants exercisable into common shares at any time before July 19, 2012 with an exercise price of C$1.15 per share. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds.

(v) On November 30, 2010, the Company closed a non-brokered private placement of 914,482 units at a price of C$1.00 per unit for total gross proceeds of C$914,482. Each unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on March 31, 2011 and at any time on or prior to the close of business on November 30, 2012. The Company also granted 64,013 Broker’s warrants exercisable into Units at any time before November 30, 2012 with an exercise price of C$1.00 per Unit. The Units have the same terms as those to be issued to the subscribers. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds of the Offering.

(vi) On December 9, 2010, the Company issued 3,000,000 warrants to Rabobank in connection with the closing of the Windstar bridge financing (Note 12(b)). The warrants entitle the holder to acquire one common share of the Company at a price of C$1.00 per share at any time on or prior to the close of business on December 9, 2012.

(vii) On December 17, 2010 the Company issued to management, employees and directors, by way of non-brokered private placement, 1,135,518 Units at a price of C$1.00 per Unit for gross proceeds of C$1,135,518. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on April 18, 2011 and at any time on or prior to the close of business on December 17, 2012.

On December 17, 2010, the Company closed a non-brokered private placement of 250,000 units at a price of C$1.00 per unit for total gross proceeds of C$250,000. Each unit was comprised of one common share of the Company and one half of one share purchase warrant. Each whole warrant entitles the holder to acquire one common share of the Company at a price of C$1.25 per share after the hold period expired on April 18, 2011 and at any time on or prior to the close of business on December 17, 2012. The Company also granted 17,500 Broker’s Warrants exercisable into Units at any time before December 17, 2012 with an exercise price of C$1.00 per Unit. The Units have the same terms as those to be issued to the subscribers. Included in total issuance costs is a cash commission equal to 7% of the gross proceeds of the Offering.

(viii) On January 31, 2011, the Company issued 1,000,000 warrants to the senior lenders in connection with the closing of the Windstar financing (Note 12(a)). The warrants entitle the holder to acquire one common share of the Company at a price of C$1.00 per share after the hold period expired on June 1, 2011 and at any time on or prior to the close of business on January 31, 2013.

(ix) For the year ended December 31, 2011, a total 291,099 Broker warrants were exercised at C$0.65 and one half of one share purchase warrant was issued for each broker unit exercised. The recorded value of the broker warrants previously reflected the value of the one half of one share warrant.

For the year ended December 31, 2011, a total 2,051,267 warrants were exercised at a price of C$1.00, 227,251 warrants were exercised at a price of C$1.15, 419,534 warrants were exercised at a price of C$1.25, 514,400 warrants were exercised at a price of C$1.50 and 69,287 warrants were exercised at a price of C$1.82.

The fair value of the Company’s warrants for the year ended December 31, 2011 and December 31, 2010 was estimated using the Black-Scholes pricing model using the following weighted average assumptions:

	December 31,	December 31,
	2011	2010

Expected life (in years)	2	2
Risk-free interest rate	0.95%	1.40%
Expected stock volatility	62%	77%
Dividend yield	0%	0%